Securitisations - Disclosure of transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	£ 233,617	£ 247,018
Liabilities, carrying amount	(118,697)	(121,751)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	7,402	7,997
Assets, fair value	7,458	8,560
Liabilities, carrying amount	(929)	(1,575)
Liabilities, fair value	(933)	(1,579)
Credit cards, unsecured loans and other retail lending | Total loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	5,879	6,575
Assets, fair value	5,935	7,158
Liabilities, carrying amount	(929)	(1,575)
Liabilities, fair value	(933)	(1,579)
Mortgage Loans | Financial assets at FVTPL | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	1,523	576
Assets, fair value	1,523	576
Liabilities, carrying amount	0	0
Liabilities, fair value	0	0
Personal Loans | Securitisation vehicles | Assets and liabilities classified as held for sale
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets, carrying amount	0	846
Assets, fair value	0	826
Liabilities, carrying amount	0	0
Liabilities, fair value	£ 0	£ 0